Related Party Transactions	11 Months Ended
Mar. 31, 2012
Related Party Transactions
N.	Related Party Transactions:

The Bank has a policy providing that loans (excluding passbook loans) will not be granted to directors, officers and other employees of the Bank.

Loans to related parties at March 31, 2012 amounted to approximately $1,171,000 at March 31, 2012. These loans were made to a director of the Company prior to commencement of the director’s term and include commercial mortgages issued at varying market interest rates.